Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Revenue [abstract]
Current	€ 100,401	€ 64,957
Non-current	115,527	75,759
Total	€ 215,928	€ 140,716	€ 42,000